PGIM Municipal Income Opportunities ETF
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.0%
Municipal Bonds 90.3%
Alabama 4.2%
Black Belt Energy Gas Dist. Rev., Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500%(cc)	06/01/49	1,000	$1,067,482
California 2.8%
Los Angeles Dept. Arpts. Rev., Sr. Rev., Series A, AMT	5.000	05/15/26	715	720,077
Colorado 1.9%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg.	4.250	12/01/54	500	485,243
District of Columbia 3.9%
Dist. of Columbia, Series D, GO	5.000	06/01/41	965	994,567
Florida 7.0%
Capital Tr. Agcy. Rev., Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	6.961(t)	07/01/61	6,500	531,482
Florida Dev. Fin. Corp. Rev., River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	330	341,323
Vlg. CDD No. 13, 2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	916,553
				1,789,358
Georgia 2.6%
Municipal Elec. Auth. of Georgia Rev., Plant Vogtle Unis 3&4 Proj. M Bonds, Series A	5.000	01/01/28	625	662,098
Illinois 10.3%
Chicago O’Hare Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.250	01/01/41	500	552,753
Illinois Fin. Auth. Rev., The Carle Foundation, Series A, Rfdg.	5.000	08/15/25	1,000	1,012,585
Illinois St. Toll Hwy. Auth. Rev., Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,000	1,071,813
				2,637,151

PGIM Municipal Income Opportunities ETF
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 8.0%
Kentucky Asset Liability Commn. Rev., Series B, Rfdg., AMT	5.000%	09/01/25	450	$456,289
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,084,766
Series B, Rfdg.	5.000	08/01/25	500	503,636
				2,044,691
Missouri 3.8%
Missouri Joint Muni. Elec. Util. Commn. Rev., Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	525	527,960
Missouri St. Hlth. & Edl. Facs. Auth. Rev., Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	485	456,727
				984,687
New Hampshire 7.1%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150(cc)	10/20/40	565	567,480
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,000	1,000,266
Silverado Proj., 144A	5.000	12/01/28	250	250,454
				1,818,200
New York 3.8%
New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	987,023
Oklahoma 4.0%
Oklahoma Tpke. Auth. Rev., Series A	5.000	01/01/42	1,000	1,013,800
Oregon 2.6%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/37	650	660,962

PGIM Municipal Income Opportunities ETF
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 1.5%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000%	07/01/40	400	$385,791
Texas 2.5%
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	160,823
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	500	490,634
				651,457
Utah 4.2%
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,072,618
Wisconsin 20.1%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,141,063
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	1,016,090
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	306,461
Rans Elevon Proj., 144A	5.000	07/15/30	800	816,205
Signorelli Proj., 144A	5.375	12/15/32	875	875,718
The Meadows Proj., 144A	5.750	12/15/33	1,000	989,551
				5,145,088

Total Municipal Bonds (cost $22,802,527)				23,120,293

	Shares
Unaffiliated Exchange-Traded Funds 6.7%
iShares National Muni Bond ETF	7,445	808,080
Vanguard Tax-Exempt Bond Index ETF	18,000	918,900

Total Unaffiliated Exchange-Traded Funds (cost $1,703,150)			1,726,980

Total Long-Term Investments (cost $24,505,677)			24,847,273

PGIM Municipal Income Opportunities ETF
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $514,796)(wb)	514,796	$514,796

TOTAL INVESTMENTS 99.0% (cost $25,020,473)		25,362,069
Other assets in excess of liabilities(z) 1.0%		256,592

Net Assets 100.0%		$25,618,661

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
RANS—Revenue Anticipation Notes
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	$254,375	$(7,503)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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